This submission is being made solely for the purpose of obtaining series and class (contract) identifiers for the following Guaranteed Maturity Fixed Account Options (market value adjusted fixed account options) of Consultant Solutions Classic, Consultant Solutions Plus, Consultant Solutions Elite, Consultant Solutions Select, and LBL Advantage currently registered on Form S-1 as Registration No. 333-286299, under CIK 0000910739 for Lincoln Benefit Life Company in contemplation of a future post-effective amendment to be filed pursuant to Rule 485(a), as directed by the SEC in Release No. 33-11294; 34-100450; IC-35273; File No. S7-16-23 (“Registration for Index-Linked Annuities and Registered Market Value Adjustment Annuities; Amendments to Form N-4 for Index-Linked Annuities, Registered Market Value Adjustment Annuities, and Variable Annuities; Other Technical Amendments”), or pursuant to Rule 485(b) in accordance with Rule 485(b)(1)(vii).

Any questions on this submission should be directed to Scott Van Wyngarden, Associate General Counsel, at Lincoln Benefit Life at (515) 304-4612.